Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	184,483	128,944
Outstanding, beginning of the year, weighted average fair value (in dollars per share) | $ / shares	$ 15.66	$ 10.36
Granted, number of shares | Share	312,991	211,192
Granted, weighted average fair value (in dollars per share) | $ / shares	$ 17.19	$ 15.72
Settled, number of shares | Share	(69,504)	(127,000)
Settled, weighted average fair value (in dollars per share) | $ / shares	$ 15.79	$ 10.32
Forfeited, number of shares | Share	(27,421)	(28,653)
Forfeited, weighted average fair value (in dollars per share) | $ / shares	$ 16.56	$ 15.93
Outstanding, end of the year, number of shares | Share	400,549	184,483
Outstanding, end of the year, weighted average fair value (in dollars per share) | $ / shares	$ 16.77	$ 15.66
Performance share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	109,035	0
Outstanding, beginning of the year, weighted average fair value (in dollars per share) | $ / shares	$ 15.62	$ 0
Granted, number of shares | Share	184,050	122,575
Granted, weighted average fair value (in dollars per share) | $ / shares	$ 17.15	$ 15.65
Forfeited, number of shares | Share	(17,569)	(13,540)
Forfeited, weighted average fair value (in dollars per share) | $ / shares	$ 16.56	$ 15.93
Outstanding, end of the year, number of shares | Share	275,516	109,035
Outstanding, end of the year, weighted average fair value (in dollars per share) | $ / shares	$ 16.58	$ 15.62
Deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year, number of shares | Share	0	0
Outstanding, beginning of the year, weighted average fair value (in dollars per share) | $ / shares	$ 0	$ 0
Granted, number of shares | Share	31,040	0
Granted, weighted average fair value (in dollars per share) | $ / shares	$ 18.08	$ 0
Settled, number of shares | Share	(5,855)	0
Settled, weighted average fair value (in dollars per share) | $ / shares	$ 17.08	$ 0
Outstanding, end of the year, number of shares | Share	25,185	0
Outstanding, end of the year, weighted average fair value (in dollars per share) | $ / shares	$ 18.31	$ 0